10. Warrants (June 30, 2017 Note)	3 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

During the three months ended June 30, 2017, we did not issue any warrants

A summary of warrant activity during the three months ended June 30, 2017 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	2,604,096	$2.10 - $15.00	$3.64
Exercised	–	n/a	n/a
Issued	–	n/a	n/a
Cancelled/Expired	(128,357)	$5.00 –$9.00	$5.80
Warrants outstanding at June 30, 2017	2,475,739	$2.10 - $15.00	$3.47
Warrants exercisable at June 30, 2017	2,475,739	$2.10 - $15.00	$3.47

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during the three months ended June 30, 2016:

Risk free interest rate	0.79% – 1.38%
Average expected life	3 months – 2.33 years
Expected volatility	68% – 111%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

Based on the above assumptions, we valued the warrants that were exchanged for common stock (see Note 6) during the three months ended June 30, 2017 at $119,789.